UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	2/28/2006

Item 1 – Reports to Stockholders –

Dryden Municipal Series Fund/

New Jersey Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the New Jersey Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New Jersey Series

Dryden Municipal Series Fund/New Jersey Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New Jersey Series (the Series) is to maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.70%	2.98%	25.21%	61.76%	162.05%
Class B	0.66	2.82	23.78	57.12	193.49
Class C	0.54	2.57	22.26	53.28	71.69
Class Z	0.81	3.21	26.85	N/A	60.94
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper New Jersey (NJ) Muni Debt Funds Avg.[4]	0.79	3.33	25.97	61.11	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–1.06%	3.37%	4.59%	5.80%
Class B		–2.12	3.79	4.72	6.08
Class C		1.57	3.70	4.46	4.66
Class Z		3.29	4.47	N/A	5.14
Lehman Brothers Municipal Bond Index[3]		3.81	5.18	5.87	***
Lipper New Jersey (NJ) Muni Debt Funds Avg.[4]		3.41	4.41	4.97	****

Distributions and Yields[1] as of 2/28/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.28	2.58%	3.85%	3.97%
Class B	$0.27	2.43	3.63	3.74
Class C	$0.25	2.19	3.27	3.37
Class Z	$0.29	2.99	4.46	4.60

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower.

2Inception dates: Class A, 1/22/90; Class B, 3/4/88; Class C, 8/1/94; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper NJ Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NJ Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New Jersey.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 189.45% for Class A, 235.95% for Class B, 101.41% for Class C, and 67.77% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.75% for Class A, 6.89% for Class B, 6.12% for Class C, and 5.62% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 166.88% for Class A, 212.04% for Class B, 83.25% for Class C, and 54.37% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.21% for Class A, 6.44% for Class B, 5.27% for Class C, and 4.69% for Class Z.

Dryden Municipal Series Fund/New Jersey Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
Delaware River Port Auth., 1/01/26, 5.625%	3.9%
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., 11/01/29, 9.15%	3.9
New Jersey St. Ed. Facs., Auth. Rev., 7/01/25, 5.00%	3.0
New Jersey St. Tpke. Auth., 1/01/10, 5.75%	2.8
New Jersey St. Ed. Facs., Auth. Rev., 7/01/28, 5.00%	2.7

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	58.4%
Aa	2.5
A	15.3
Baa	14.2
Ba	0.4
Not Rated	8.7
Total Investments	99.5
Other assets in excess of liabilities	0.5
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Municipal Series Fund/New Jersey Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ New Jersey Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,007.00	1.03%	$5.13
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Class B	Actual	$1,000.00	$1,006.60	1.28%	$6.37
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class C	Actual	$1,000.00	$1,005.40	1.53%	$7.61
	Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65

Class Z	Actual	$1,000.00	$1,008.10	0.78%	$3.88
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 99.1%

Municipal Bonds
Camden Cnty. NJ Impt. Auth. Rev. Cooper Health	Baa3	5.00%	2/15/35	$2,750		$2,766,528
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80	3/01/21	2,615		3,410,222
Casino Reinvestment Dev. Auth. New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/01/25	500		531,830
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	Aaa	5.375	8/01/15	1,205	(e)	1,328,272
Delaware River Port Auth., Rev. Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,341,449
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,240,660
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,189,343
Gloucester Cnty. Impvt. Auth., Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/09	3,000		3,273,060
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500		539,240
Jackson Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,797,232
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		1,834,736
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080		1,182,028
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2	5.625	6/15/19	500	(c)	531,350
Cigarette Tax	Baa2	5.75	6/15/34	1,000		1,062,900
First Mtge.—Franciscan Oaks	NR	5.70	10/01/17	2,040		2,075,557
First Mtge.—Keswick Pines	NR	5.75	1/01/24	1,750		1,782,165

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	7

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

First Mtge.—The Evergreens	NR	5.875%	10/01/12	$1,200		$1,219,920
First Mtge.—The Evergreens	NR	6.00	10/01/22	1,400		1,429,722
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Baa3	Zero	4/01/08	1,020		949,569
Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		274,445
Masonic Charity Fdn. Proj. Natural Gas Facs. Rev., NUI Corp.	A+(d)	6.00	6/01/25	1,150		1,276,109
Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,557,525
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25	6/15/11	2,000	(c)	2,159,960
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	2,000		2,154,600
St. Lease Rev., Liberty St. Pk. Proj., Ser. C, F.S.A.	Aaa	5.00	3/01/20	1,400		1,498,462
Wtr. Facs., R.I.T.E.S., PA-98, F.G.I.C., A.M.T. (Cost $5,091,200; purchased 6/12/95)	AAA(d)	9.15(g)	11/01/29	5,000	(f)	5,239,099
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25	7/01/17	1,750		1,959,160
Dept. Human Svcs., Greystone Pk. Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00	9/15/26	3,000		3,177,420
Hunterdon Med. Ctr., Ser. A	NR	5.25	7/01/25	500		528,165
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	1,750		1,913,205
South Jersey Hosp.	Baa1	6.00	7/01/26	1,000		1,073,910
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000		1,068,810
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE,	AAA(d)	5.70	7/01/11	2,375		2,437,843
New Jersey St., Equipment Lease Purchase, Ser. A, C.O.P.	A1	5.00	6/15/09	1,000		1,039,070

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Jersey St. Ed. Facs. Auth. Rev., Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375%	7/01/17	$1,000		$1,085,030
Felician College of Lodi., Ser. D.	NR	7.375	11/01/22	1,140		1,197,992
Kean Univ. M.B.I.A.	Aaa	5.00	7/01/30	1,000		1,059,600
Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00	7/01/25	3,850		4,098,016
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00	7/01/28	3,445		3,629,617
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev.(c)	A1	5.75	1/01/14	2,500		2,727,025
Gen. Rev.(c)	A1	5.625	1/01/30	1,650		1,792,478
Gen. Rev., E.T.M.(c)	A1	6.20	1/01/10	3,035		3,252,276
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	1/01/35	1,500		1,005,285
Ser. A, F.S.A.	Aaa	5.00	1/01/20	2,500		2,682,600
Ser. A, M.B.I.A.(c)	Aaa	5.75	1/01/10	3,535		3,822,359
Ser. A, F.S.A.	Aaa	5.00	1/01/23	3,000		3,198,390
Ser. C, M.B.I.A., E.T.M.(c)	Aaa	6.50	1/01/09	1,000		1,082,670
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75	1/01/18	1,465		1,573,718
New Jersey St. Trans. Trust Fund Auth. Rev., R.I.T.E.S., PA-646, M.B.I.A. (cost $2,919,980; purchased 4/5/00)	NR	14.35(g)	12/15/08	2,475	(f)	3,484,428
Trans. Sys., Ser. D	A1	5.00	6/15/20	3,000		3,187,710
New Jersey Wtr. Supply Auth. Rev., Manasquan Reservoir Wtr. Supply, M.B.I.A.	Aaa	5.00	8/01/20	1,250		1,347,313
Newark Hsg. Auth. Rev., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000		3,138,360
Newark New Jersey, G.O., F.S.A.	Aaa	5.00	10/01/22	2,000		2,148,060

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Bergen Twnship. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25%	12/15/17	$1,800	$1,964,448
Port Auth. of New York & New Jersey Rev., Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000	3,264,510
Cons., Ser. 135	A1	5.00	3/15/39	2,380	2,494,097
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. J(c)	Baa2	5.50	7/01/14	1,320	1,476,064
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev., Ser. A, M.B.I.A.(c)	Aaa	5.50	8/01/14	1,500	1,638,270
Rutgers—The St. Univ. of New Jersey, Rev. Ser. A	Aa3	6.40	5/01/13	2,000	2,239,920
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	Baa3	5.75	6/01/32	2,000	2,088,320
Asset Bkd.	Baa3	6.125	6/01/42	2,000	2,134,940
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	750	832,725
Washington Twnshp. New Jersey Brd. of Ed., Mercer Cnty., G.O., F.S.A.	Aaa	5.00	1/01/21	2,710	2,912,573
West Morris Reg. High Sch., G.O., M.B.I.A.	Aaa	5.00	5/01/23	2,145	2,285,498
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,386,689

Total long-term investments (cost $127,036,276)					134,074,547

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 0.4%

Municipal Bond
Port Auth. of New York & New Jersey, Versatile Structure Spl. Oblig. Rev., Ser. 6, A.M.T., F.R.D.D.	VMIG1	2.99%(b)	3/01/06	$500	$500,000

Total short-term investments (cost $500,000)					500,000

Total Investments 99.5% (cost $127,536,276; Note 5)					134,574,547
Other assets in excess of liabilities 0.5%(h)					741,490

Net Assets 100%					$135,316,037

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

CONNIE LEE—College Construction Loan Insurance Association.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $8,016,182. The aggregate value of $8,723,527 represents 6.4% of net assets.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	11

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.
(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on open financial futures contracts and interest rate swap as follows:

Open futures contracts outstanding at February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2006	Unrealized Appreciation (Depreciation)
	Long Positions:
1	U.S. Treasury 30 yr. Bonds	June 2006	$112,792	$113,093	$301
44	U.S. Treasury 10 yr. Notes	June 2006	4,751,083	4,747,875	(3,208)
	Short Positions:
8	U.S. Treasury 2 yr. Notes	June 2006	1,633,292	1,635,000	(1,708)
57	U.S. Treasury 5 yr. Notes	June 2006	5,999,278	5,995,688	3,590

					$(1,025)

Interest rate swap agreement outstanding at February 28, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc. (i)	3/17/2021	$850,000	3.865%	BMA Municipal Swap Index	$(6,359)

(i)	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2006 were as follows:

Transportation	27.2%
Healthcare	14.6
Lease-Backed Certificate of Participation	12.1
General Obligation	10.9
Education	9.8
Water & Sewer	6.7
Corporate-Backed IDB & PCR	6.1
Special Tax/Assessment District	4.9
Other	3.7
Tobacco	3.1
Short-Term investments	0.4

Total Investments	99.5
Other assets in excess of liabilities	0.5

Total	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	13

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Unaffiliated investments, at value (cost $127,536,276)	$134,574,547
Cash	36,473
Interest receivable	1,705,248
Receivable for Series shares sold	11,212
Prepaid expenses	7,179
Due from broker—variation margin	2,082

Total assets	136,336,741

Liabilities
Payable for Series shares reacquired	745,359
Accrued expenses	141,950
Management fee payable	52,645
Distribution fee payable	30,713
Dividends payable	29,063
Deferred trustees’ fees	10,515
Unrealized depreciation on interest rate swaps	6,359
Transfer agent fee payable	4,100

Total liabilities	1,020,704

Net Assets	$135,316,037

Net assets were comprised of:
Shares of beneficial interest, at par	$125,569
Paid-in capital in excess of par	127,424,640

127,550,209
Undistributed net investment income	102,470
Accumulated net realized gain on investments	632,471
Net unrealized appreciation on investments	7,030,887

Net assets, February 28, 2006	$135,316,037

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($113,440,321 ÷ 10,528,237 shares of beneficial interest issued and outstanding)	$10.77
Maximum sales charge (4% of offering price)	.45

Maximum offering price to public	$11.22

Class B
Net asset value, offering price and redemption price per share ($15,042,046 ÷ 1,395,456 shares of beneficial interest issued and outstanding)	$10.78

Class C
Net asset value, offering price and redemption price per share ($5,469,482 ÷ 507,412 shares of beneficial interest issued and outstanding)	$10.78

Class Z
Net asset value, offering price and redemption price per share ($1,364,188 ÷ 125,762 shares of beneficial interest issued and outstanding)	$10.85

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	15

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$3,554,758

Expenses
Management fee	348,650
Distribution fee—Class A	142,863
Distribution fee—Class B	40,161
Distribution fee—Class C	20,127
Custodian’s fees and expenses	57,000
Transfer agent’s fee and expenses (including affiliated expense of $25,400)	37,000
Reports to shareholders	28,000
Registration fees	25,000
Legal fees and expenses	20,000
Audit fee	11,000
Trustees’ fees	7,000
Miscellaneous	9,081

Total expenses	745,882
Less: Custodian fee credit (Note 1)	(1,094)

Net expenses	744,788

Net investment income	2,809,970

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	634,588
Financial futures transactions	8,447

643,035

Net change in unrealized appreciation (depreciation) on:
Investments	(2,572,213)
Financial futures contracts	22,093
Interest rate swaps	(17,951)

(2,568,071)

Net loss on investments	(1,925,036)

Net Increase In Net Assets Resulting From Operations	$884,934

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,809,970	$5,927,603
Net realized gain on investment transactions	643,035	1,518,334
Net change in unrealized depreciation on investments	(2,568,071)	(1,122,834)

Net increase in net assets resulting from operations	884,934	6,323,103

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,217,372)	(4,755,516)
Class B	(290,916)	(807,361)
Class C	(90,761)	(195,207)
Class Z	(75,707)	(164,765)

	(2,674,756)	(5,922,849)

Distributions from net realized gains
Class A	(769,339)	(855,442)
Class B	(108,642)	(163,504)
Class C	(36,438)	(40,158)
Class Z	(25,490)	(27,913)

	(939,909)	(1,087,017)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,676,227	5,111,278
Net asset value of shares issued in reinvestment of dividends and distributions	2,271,156	4,144,191
Cost of shares reacquired	(12,891,285)	(22,348,182)

Net decrease in net assets from Series share transactions	(8,943,902)	(13,092,713)

Total decrease	(11,673,633)	(13,779,476)

Net Assets
Beginning of period	146,989,670	160,769,146

End of period	$135,316,037	$146,989,670

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	17

Notes to Financial Statements

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of four series. These financial statements relate only to New Jersey Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in March 1988.

The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and New Jersey state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which

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reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by the other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Municipal Series Fund/New Jersey Series	19

Notes to Financial Statements

Cont’d

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options is included in net realized gain or loss on investment transactions. Gains or losses on written options is presented separately as net realized gain or loss on written option transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in the interest income in the Statement of Operations. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the

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swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time the Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the

Dryden Municipal Series Fund/New Jersey Series	21

Notes to Financial Statements

Cont’d

requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares dividends from net investment income daily and pays such dividends monthly. Distributions of net capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated realized gain or loss and paid-in capital in excess of par, when appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimate: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets up to $1 billion and .45 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2006.

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The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50% of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively.

PIMS has advised the Series that it has received approximately $17,000 in front-end sales charges resulting from sales of Class A Shares, during the six months ended February 28, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2006, it received approximately $13,500 and $0 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Dryden Municipal Series Fund/New Jersey Series	23

Notes to Financial Statements

Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2006, the Fund incurred approximately $7,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006, were $12,981,457 and $18,949,583, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$127,361,364	$7,352,570	$139,387	$7,213,183

The difference between book and tax basis was primarily attributed to the difference in the treatment of accretion of market discount.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum initial sales charge of 4%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including

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investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended February 28, 2006:
Shares sold	102,829	$1,106,222
Shares issued in reinvestment of dividends and distributions	171,503	1,844,641
Shares reacquired	(714,462)	(7,697,822)

Net increase (decrease) in shares outstanding before conversion	(440,130)	(4,746,959)
Shares issued upon conversion from Class B	231,718	2,512,976

Net increase (decrease) in shares outstanding	(208,412)	$(2,233,983)

Year ended August 31, 2005:
Shares sold	287,410	$3,147,458
Shares issued in reinvestment of dividends and distributions	301,427	3,306,517
Shares reacquired	(1,670,602)	(18,335,775)

Net increase (decrease) in shares outstanding before conversion	(1,081,765)	(11,881,800)
Shares issued upon conversion from Class B	325,370	3,572,096

Net increase (decrease) in shares outstanding	(756,395)	$(8,309,704)

Dryden Municipal Series Fund/New Jersey Series	25

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six Months ended February 28, 2006:
Shares sold	21,214	$228,886
Shares issued in reinvestment of dividends and distributions	22,114	237,946
Shares reacquired	(181,193)	(1,958,592)

Net increase (decrease) in shares outstanding before conversion	(137,865)	(1,491,760)
Shares reacquired upon conversion into Class A	(231,718)	(2,512,976)

Net increase (decrease) in shares outstanding	(369,583)	$(4,004,736)

Year ended August 31, 2005:
Shares sold	71,713	$789,209
Shares issued in reinvestment of dividends and distributions	50,589	555,094
Shares reacquired	(258,302)	(2,829,665)

Net increase (decrease) in shares outstanding before conversion	(136,000)	(1,485,362)
Shares reacquired upon conversion into Class A	(325,340)	(3,572,096)

Net increase (decrease) in shares outstanding	(461,340)	$(5,057,458)

Class C
Six Months ended February 28, 2006:
Shares sold	26,464	$285,286
Shares issued in reinvestment of dividends and distributions	7,981	85,838
Shares reacquired	(32,047)	(346,611)

Net increase (decrease) in shares outstanding	2,398	$24,513

Year ended August 31, 2005:
Shares sold	24,396	$267,605
Shares issued in reinvestment of dividends and distributions	14,382	157,792
Shares reacquired	(69,094)	(756,733)

Net increase (decrease) in shares outstanding	(30,316)	$(331,336)

Class Z
Six Months ended February 28, 2006:
Shares sold	5,146	$55,833
Shares issued in reinvestment of dividends and distributions	9,479	102,731
Shares reacquired	(266,466)	(2,888,260)

Net increase (decrease) in shares outstanding	(251,841)	$(2,729,696)

Year ended August 31, 2005:
Shares sold	82,189	$907,006
Shares issued in reinvestment of dividends and distributions	11,309	124,788
Shares reacquired	(38,801)	(426,009)

Net increase (decrease) in shares outstanding	54,697	$605,785

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Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden Municipal Series Fund

New Jersey Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.98

Income (loss) from investment operations
Net investment income	.22
Net realized and unrealized gains (losses) on investments	(.15)

Total from investment operations	.07

Less Dividends and Distributions
Dividends from net investment income	(.21)
Distributions from net realized gains	(.07)

Total dividends and distributions	(.28)

Net asset value, end of period	$10.77

Total Return(b):	.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$113,440
Average net assets (000)	$115,238
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.03	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)
Net investment income	4.07	%(d)
For Class A, B, C, and Z shares:
Portfolio turnover rate	9	%(e)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.80% to 4.81%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.03	$11.02	$11.25	$11.23	$10.65

.43	.44	.47	.53	.52
.03	.13	(.18)	.04	.58

.46	.57	.29	.57	1.10

(.43)	(.44)	(.47)	(.53)	(.52)
(.08)	(.12)	(.05)	(.02)	—

(.51)	(.56)	(.52)	(.55)	(.52)

$10.98	$11.03	$11.02	$11.25	$11.23

4.25%	5.27%	2.57%	5.24%	10.67%

$117,880	$126,714	$134,271	$140,190	$140,608
$121,326	$132,308	$139,372	$137,516	$132,389

1.00%	.95%	.94%	.91%	.95%
.75%	.70%	.69%	.66%	.70%
3.92%	4.02%	4.20%	4.81%	4.77%

19%	24%	42%	25%	22%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.98

Income (loss) from investment operations
Net investment income	.21
Net realized and unrealized gains (losses) on investments	(.14)

Total from investment operations	.07

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.07)

Total dividends and distributions	(.27)

Net asset value, end of period	$10.78

Total Return(b):	.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,042
Average net assets (000)	$16,197
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.28	%(c)
Expenses, excluding distribution and service (12b-1) fees	.78	%(c)
Net investment income	3.82	%(c)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.55% to 4.56%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.03	$11.02	$11.25	$11.24	$10.66

.40	.42	.44	.50	.49
.03	.13	(.18)	.03	.58

.43	.55	.26	.53	1.07

(.40)	(.42)	(.44)	(.50)	(.49)
(.08)	(.12)	(.05)	(.02)	—

(.48)	(.54)	(.49)	(.52)	(.49)

$10.98	$11.03	$11.02	$11.25	$11.24

3.99%	5.01%	2.31%	4.98%	10.29%

$19,386	$24,565	$33,217	$37,188	$37,621
$21,979	$29,407	$35,925	$35,743	$40,214

1.25%	1.20%	1.19%	1.16%	1.20%
.75%	.70%	.69%	.66%	.70%
3.68%	3.77%	3.96%	4.56%	4.52%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.98

Income (loss) from investment operations
Net investment income	.19
Net realized and unrealized gains (losses) on investments	(.14)

Total from investment operations	.05

Less Dividends and Distributions
Dividends from net investment income	(.18)
Distributions from net realized gains	(.07)

Total dividends and distributions	(.25)

Net asset value, end of period	$10.78

Total Return(b):	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,470
Average net assets (000)	$5,412
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.53	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)
Net investment income	3.58	%(d)

(a)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.30% to 4.31%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series contractually agreed to limit its distribution and Service (12b-1) fees to .75 of 1% of the average net assets of Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.03	$11.02	$11.25	$11.24	$10.66

.37	.39	.42	.47	.47
.03	.13	(.18)	.03	.58

.40	.52	.24	.50	1.05

(.37)	(.39)	(.42)	(.47)	(.47)
(.08)	(.12)	(.05)	(.02)	—

(.45)	(.51)	(.47)	(.49)	(.47)

$10.98	$11.03	$11.02	$11.25	$11.24

3.73%	4.75%	2.05%	4.73%	10.02%

$5,546	$5,904	$5,865	$5,598	$2,956
$5,706	$6,066	$6,015	$4,101	$2,390

1.50%	1.45%	1.44%	1.41%	1.45%
.75%	.70%	.69%	.66%	.70%
3.42%	3.52%	3.70%	4.31%	4.27%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.06

Income (loss) from investment operations
Net investment income	.25
Net realized and unrealized gains (losses) on investments	(.17)

Total from investment operations	.08

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.07)

Total dividends and distributions	(.29)

Net asset value, end of period	$10.85

Total Return(b):	.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,364
Average net assets (000)	$3,756
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	.78	%(c)
Net investment income	4.26	%(c)

(a)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 5.03% to 5.04%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.11	$11.10	$11.33	$11.31	$10.73

.46	.47	.50	.56	.55
.03	.13	(.18)	.04	.58

.49	.60	.32	.60	1.13

(.46)	(.47)	(.50)	(.56)	(.55)
(.08)	(.12)	(.05)	(.02)	—

(.54)	(.59)	(.55)	(.58)	(.55)

$11.06	$11.11	$11.10	$11.33	$11.31

4.50%	5.52%	2.84%	5.58%	10.80%

$4,176	$3,587	$2,998	$1,147	$312
$3,952	$3,877	$2,463	$598	$194

.75%	.70%	.69%	.66%	.70%
.75%	.70%	.69%	.66%	.70%
4.17%	4.25%	4.41%	5.04%	5.03%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New Jersey Series	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/New Jersey Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New Jersey Series
Share Class	A	B	C	Z
NASDAQ	PRNJX	PBNJX	PCNJX	PZNJX
CUSIP	262468804	262468887	262468879	262468861

MF138E2    IFS-A117920    Ed. 04/2006

Dryden Municipal Series Fund/ Florida Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and invest in securities that will enable its shares to be exempt from the Florida intangibles tax

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Florida Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Florida Series

Dryden Municipal Series Fund/Florida Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Florida Series (the Series) is to maximize current income that is exempt from federal income taxes consistent with the preservation of capital and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.69%	2.85%	23.53%	60.12%	146.95%
Class B	0.56	2.49	22.01	55.53	77.51
Class C	0.44	2.24	20.51	51.71	73.70
Class Z	0.82	3.00	25.08	N/A	57.59
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper Florida (FL) Muni Debt Funds Avg.[4]	1.01	3.55	25.61	60.41	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–0.99%	3.14%	4.49%	5.76%
Class B		–2.07	3.57	4.62	4.97
Class C		1.64	3.47	4.36	4.38
Class Z		3.50	4.27	N/A	4.92
Lehman Brothers Municipal Bond Index[3]		3.81	5.18	5.87	***
Lipper Florida (FL) Muni Debt Funds Avg.[4]		3.65	4.37	4.93	****

Distributions and Yields[1] as of 2/28/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.24	2.65%	3.96%	4.08%
Class B	$0.23	2.50	3.73	3.85
Class C	$0.22	2.26	3.37	3.48
Class Z	$0.26	3.00	4.48	4.62

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expenses subsidization, the Series’ returns would be lower.

2Inception dates: Class A, 12/28/90; Class B, 8/1/94; Class C, 7/26/93; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper FL Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper FL Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Florida.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 168.52% for Class A, 101.41% for Class B, 105.18% for Class C, and 67.77% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.64% for Class A, 6.12% for Class B, 5.78% for Class C, and 5.62% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 143.26% for Class A, 84.52% for Class B, 85.68% for Class C, and 53.78% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 5.96% for Class A, 5.33% for Class B, 4.95% for Class C, and 4.65% for Class Z.

Dryden Municipal Series Fund/Florida Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A., 7/01/2007, 5.25%	5.8%
Palm Beach Cnty., Florida Sch. Brd., C.O.P. Ser. A., F.G.I.C., 8/01/2024, 5.00%	4.2
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O., 1/01/2020, 5.50%	4.0
Osceola Cnty., Infrastructure Sales Surtax, Rev., A.M.B.A.C., 10/01/2017, 5.375%	4.0
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C, 10/01/2021, 5.25%	4.0

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	67.5%
Aa	10.3
A	14.1
Baa	1.0
Not Rated	7.3
Total Investments	100.2
Liabilities in excess of other assets	-0.2
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Municipal Series Fund/Florida Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ Florida Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,006.90	1.26%	$6.27
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$1,005.60	1.51%	$7.51
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class C	Actual	$1,000.00	$1,004.40	1.76%	$8.75
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80

Class Z	Actual	$1,000.00	$1,008.20	1.01%	$5.03
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 95.1%
Alvin, TX Indpt. Sch. Dist., G.O., Schoolhouse, Ser. A, P.S.F.G.	Aaa	5.00%	2/15/22	$1,010		$1,068,398
Anderson Ind. Sch. Bldg. Corp., Rev. Refi. 1st Mtge.	AA(c)	5.00	7/15/25	490		526,142
Arbor Greene Cmnty. Dev. Dist.,
Assmt. Rev.	NR	6.30	5/01/19	275		281,683
Assmt. Rev.	NR	5.75	5/01/06	41		41,084
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455		468,372
Brevard Cnty. Hlth. Facs. Auth. Hlth. Care Rev., Health First, Inc. Proj.	A2	5.00	4/01/34	500		509,065
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)	Aaa	6.75	5/01/08	275		284,587
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000		1,095,940
Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500		1,638,165
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950		3,179,008
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500		1,612,785
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	1,000		1,070,750
Golden St. Tobacco Secur. Corp Tobacco Settlement Rev., Asset Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	500		415,540
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25	5/01/09	460		466,688
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp.
Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000		1,078,320
Adventist Hlth., Ser. D	A2	5.00	11/15/35	500		511,595
Adventist Hlth., Ser. I	A2	5.00	11/16/09	500	(d)	517,115

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	7

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Highlands FL. Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55%	5/01/36	$500	$505,690
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,092,750

Hillsborough Cnty. Ind. Dev. Auth., Cigarette Tax Alloc., H. Lee Moffitt Cancer Proj., Ser. B, A.M.B.A.C.	Aaa	5.50	9/01/16	1,840	2,022,197
Honolulu City & Cnty. Wste. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	500	531,810
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. B	NR	6.40	5/01/06	10	10,002
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	844,690
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,086,450
F.G.I.C.	Aaa	5.375	10/01/18	1,000	1,088,000
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000	1,023,860
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,533,510
Leon Cnty. Cap. Impvt. Rev., Rfdg., A.M.B.A.C.	Aaa	5.00	10/01/21	1,775	1,912,243
Maryland St. Hlth. & Higher Ed. Facs. Auth. Rev., Univ. Maryland Med. Systems(b)	A3	6.75	7/01/10	500	568,550
Miami Dade Cnty. Sch. Brd. Rev., Ser. A, F.S.A.(b)	Aaa	6.00	10/01/09	1,000	1,084,710
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000	2,173,240
Northern Palm Beach Cnty. Rfdg. Wtr. Ctrl. 8 Impvt. Unit Dev., Ser. 9-B, M.B.I.A.	Aaa	5.00	8/01/22	1,230	1,330,147
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000	2,157,340
Osceola Cnty., Infrastructure Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375	10/01/17	1,995	2,170,560

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Palm Beach Cnty. Florida Sch. Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa	5.00%	8/01/24	$2,150	$2,269,368
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,572,420
Palm Beach Cnty. Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C.(b)	Aaa	5.50	11/01/11	1,055	1,157,398

Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	350	351,603
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50	10/01/16	1,360	1,495,973
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,098,480
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,098,480
Puerto Rico Comwlth., G.O., R.I.T.E.S., 642B, M.B.I.A.(h)	NR	8.89(f)	7/01/12	1,500	1,864,440
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00	7/01/25	1,000	1,065,210
Puerto Rico Municipal Finance Agcy. G.O.	Baa2	5.25	8/01/25	500	536,875
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev., Ser. E(b)	Aaa	5.70	2/01/10	500	539,940
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	675	706,394
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25	10/01/18	1,000	1,103,090
West Palm Beach Fla. Cmnty. Redev. Tax Allocation	A(c)	5.00	3/01/35	1,000	1,019,090

Total long-term investments (cost $49,717,611)					51,779,747

SHORT-TERM INVESTMENTS 5.1%
Florence Cnty. SC Frn. Sld. Wste. Rev. Roche Carolina, Inc., Ser. 1997 A.M.T., F.R.D.D.(e)	A-1+(c)	3.05	3/01/06	200	200,000

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida Higher Edl. Facs. Fing, St. Thomas Univ. F.R.D.D.(e)	A-1+(c)	2.96%	3/01/06	$100	$100,000
Municipal Secs. Trust Ctfs., F.R.D.D., 144A, G.O.(e)(g)	A-1(c)	3.05	3/01/06	2,200	2,200,000
Port Bellingham Wash. Indl. Dev. Corp. Rev., F.R.D.D.(e)	VMIG1	3.04	3/01/06	250	250,000

Total short-term investments (cost $2,750,000)					2,750,000

Total Investments 100.2% (cost $52,467,611; Note 5)					54,529,747
Liabilities in excess of other assets(i) (0.2%)					(82,454)

Net Assets 100%					$54,447,293

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (daily) Demand Note(e).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

P.S.F.G.—Public School Funding Guaranty.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

X.L.C.A.—XL Capital Assurance.

(b)	All or partial pre-refunded issues are secured by escrowed cash and/or direct U.S.guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

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(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2006	Unrealized Appreciation/ (Depreciation)
	Long Positions:
10	U.S. Treasury 5 yr Notes	June 2006	$1,051,248	$1,051,875	$627
	Short Positions:
26	U.S. Treasury 10 yr Notes	June 2006	2,796,880	2,805,562	(8,682)
5	U.S. Treasury 30 yr Bond	June 2006	564,852	565,469	(617)

					$(8,672)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2006 were as follows:

Special Tax/Assessment District	38.1%
General Obligation	15.3
Lease Baked Certificate of Participation	10.0
Power	9.4
Healthcare	6.4
Other	5.1
Short-Term Investments	5.1
Water & Sewer	3.8
Transportation	2.0
Corporate Backed IDB & PCR	1.9
Housing	1.3
Education	1.0
Tobacco Appropriated	0.8

Total Investments	100.2
Liabilities in excess of other assets	(0.2)

Total	100%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	11

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Investments, at value (cost $52,467,611)	$54,529,747
Cash	75,296
Interest receivable	685,925
Receivable for Series shares sold	24,002
Prepaid expenses	3,742

Total assets	55,318,712

Liabilities
Payable for investments purchased	523,496
Payable for Series shares reacquired	151,094
Accrued expenses	132,953
Management fee payable	20,978
Distribution fee payable	12,769
Dividends payable	9,918
Due to broker—variation margin	9,559
Deferred Trustees’ fees	7,593
Transfer agent fee payable	3,059

Total liabilities	871,419

Net Assets	$54,447,293

Net assets were comprised of:
Shares of beneficial interest, at par	$53,854
Paid-in capital in excess of par	52,223,483

52,277,337
Undistributed net investment income	53,947
Accumulated net realized gain on investments	62,545
Net unrealized appreciation on investments	2,053,464

Net assets, February 28, 2006	$54,447,293

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($44,320,189 ÷ 4,383,767 shares of beneficial interest issued and outstanding)	$10.11
Maximum sales charge (4% of offering price)	.42

Maximum offering price to public	$10.53

Class B
Net asset value, offering price and redemption price per share ($5,914,860 ÷ 584,983 shares of beneficial interest issued and outstanding)	$10.11

Class C
Net asset value, offering price and redemption price per share ($3,395,897 ÷ 335,889 shares of beneficial interest issued and outstanding)	$10.11

Class Z
Net asset value, offering price and redemption price per share ($816,347 ÷ 80,734 shares of beneficial interest issued and outstanding)	$10.11

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	13

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$1,330,025

Expenses
Management fee	142,979
Distribution fee—Class A	57,711
Distribution fee—Class B	16,729
Distribution fee—Class C	13,127
Custodian’s fees and expenses	53,000
Registration fees	25,000
Reports to shareholders	17,000
Transfer agent’s fees and expenses (including affiliated expense of $9,400)	16,000
Legal fees and expenses	12,000
Audit fee	11,000
Trustees’ fees	6,000
Miscellaneous	6,982

Total expenses	377,528
Less Custodian fee credit (Note 1)	(709)

Net expenses	376,819

Net investment income	953,206

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	198,661
Financial futures transactions	107,436

306,097

Net change in unrealized appreciation (depreciation) on:
Investments	(1,003,659)
Financial futures contracts	76,023

(927,636)

Net loss on investments	(621,539)

Net Increase In Net Assets Resulting From Operations	$331,667

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$953,206	$2,227,847
Net realized gain on investments	306,097	79,118
Net change in unrealized appreciation on investments	(927,636)	(8,365)

Net increase in net assets resulting from operations	331,667	2,298,600

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(781,455)	(1,808,381)
Class B	(104,640)	(333,427)
Class C	(50,489)	(137,043)
Class Z	(15,104)	(39,306)

	(951,688)	(2,318,157)

Distributions from net realized gains
Class A	(342,761)	(799,980)
Class B	(52,474)	(172,852)
Class C	(25,455)	(75,525)
Class Z	(6,046)	(17,105)

	(426,736)	(1,065,462)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,181,337	3,401,766
Net asset value of shares issued in reinvestment of dividends and distributions	717,552	1,581,782
Cost of shares reacquired	(7,183,982)	(14,640,480)

Net decrease in net assets from Series share transactions	(5,285,093)	(9,656,932)

Total decrease	(6,331,850)	(10,741,951)

Net Assets
Beginning of period	60,779,143	71,521,094

End of period(a)	$54,447,293	$60,779,143

(a) Includes undistributed net investment income of:	$53,947	$52,429

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	15

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of four series. These financial statements relate only to Florida Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 28, 1990. The Series is non-diversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or

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board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Restricted Securities: The Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

Dryden Municipal Series Fund/Florida Series	17

Notes to Financial Statements

Cont’d

loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond.

Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the

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premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Series, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options, financial future contracts and swap contracts involve elements of both market and certain risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net

Dryden Municipal Series Fund/Florida Series	19

Notes to Financial Statements

Cont’d

investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”) regardless of expenses actually incurred by it. The distribution fees for Class A, Class B and Class C shares fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the

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average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of 1%, and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Series that they have received approximately $8,700 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2006, they received approximately $8,200 and 0 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”) an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. During the six months ended

Dryden Municipal Series Fund/Florida Series	21

Notes to Financial Statements

Cont’d

February 28, 2006, the Series incurred approximately $10,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2006 were $6,820,923 and $14,379,703, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$52,464,348	$2,066,803	$1,404	$2,065,399

The difference between book and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization.

Note 6. Capital

The Series offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through brokerdealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 28, 2006 and for the fiscal year ended August 31, 2005 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2006:
Shares sold	109,887	$1,103,458
Shares issued in reinvestment of dividends and distributions	56,319	567,494
Shares reacquired	(573,104)	(5,785,282)

Net increase (decrease) in shares outstanding before conversion	(406,898)	(4,114,330)
Shares issued upon conversion from Class B	131,456	1,332,981

Net increase (decrease) in shares outstanding	(275,442)	$(2,781,349)

Year ended August 31, 2005:
Shares sold	219,436	$2,263,813
Shares issued in reinvestment of dividends and distributions	113,805	1,170,316
Shares reacquired	(1,001,385)	(10,296,118)

Net increase (decrease) in shares outstanding before conversion	(668,144)	(6,861,989)
Shares issued upon conversion from Class B	246,685	2,536,235

Net increase (decrease) in shares outstanding	(421,459)	$(4,325,754)

Class B
Six months ended February 28, 2006:
Shares sold	5,705	$58,171
Shares issued in reinvestment of dividends and distributions	8,066	81,276
Shares reacquired	(81,918)	(825,944)

Net increase (decrease) in shares outstanding before conversion	(68,147)	(686,497)
Shares reacquired upon conversion into Class A	(131,456)	(1,332,981)

Net increase (decrease) in shares outstanding	(199,603)	$(2,019,478)

Year ended August 31, 2005:
Shares sold	78,772	$808,074
Shares issued in reinvestment of dividends and distributions	20,874	214,671
Shares reacquired	(238,206)	(2,445,818)

Net increase (decrease) in shares outstanding before conversion	(138,560)	(1,423,073)
Shares reacquired upon conversion into Class A	(246,566)	(2,536,235)

Net increase (decrease) in shares outstanding	(385,126)	$(3,959,308)

Dryden Municipal Series Fund/Florida Series	23

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Six months ended February 28, 2006:
Shares sold	1,748	$17,571
Shares issued in reinvestment of dividends and distributions	4,788	48,241
Shares reacquired	(45,336)	(458,317)

Net increase (decrease) in shares outstanding	(38,800)	$(392,505)

Year ended August 31, 2005:
Shares sold	12,412	$127,041
Shares issued in reinvestment of dividends and distributions	13,944	143,431
Shares reacquired	(135,321)	(1,387,930)

Net increase (decrease) in shares outstanding	(108,965)	$(1,117,458)

Class Z
Six months ended February 28, 2006:
Shares sold	212	$2,137
Shares issued in reinvestment of dividends and distributions	2,037	20,541
Shares reacquired	(11,258)	(114,439)

Net increase (decrease) in shares outstanding	(9,009)	$(91,761)

Year ended August 31, 2005:
Shares sold	19,520	$202,838
Shares issued in reinvestment of dividends and distributions	5,187	53,364
Shares reacquired	(49,543)	(510,614)

Net increase (decrease) in shares outstanding	(24,836)	$(254,412)

24	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden Municipal Series Fund

Financial Highlights

(Unaudited)

Class A
Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29

Income from investment operations
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.06

Less Distributions
Dividends from net investment income	(.17)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.07)

Total distributions	(.24)

Net asset value, end of period	$10.11

Total Investment Return(a):	.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,320
Average net assets (000)	$46,552
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.26%
Expenses, excluding distribution and service (12b-1) fees	1.01%
Net investment income	3.39%
For Class A, B, C and Z shares:
Portfolio turnover rate	12%

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $0.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.69% to 4.71%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.44	$10.49	$10.68	$10.70	$10.23

.35	.36	.42	.49	.51
.03	.24	(.17)	(.02)	.47

.38	.60	.25	.47	.98

(.37)	(.37)	(.42)	(.49)	(.51)
—	—	—	—	— (b)
(.16)	(.28)	(.02)	—	—

(.53)	(.65)	(.44)	(.49)	(.51)

$10.29	$10.44	$10.49	$10.68	$10.70

3.71%	5.82%	2.32%	4.49%	9.91%

$47,931	$53,058	$59,498	$63,463	$67,712
$50,843	$57,047	$63,290	$64,601	$68,365

1.20%	1.13%	1.07%	1.01%	.98%
.95%	.88%	.82%	.76%	.73%
3.42%	3.48%	3.94%	4.71%	4.89%

22%	45%	60%	41%	36%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	27

Financial Highlights

(Unaudited) Cont’d

Class B
Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29

Income from investment operations
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.05

Less Distributions
Dividends from net investment income	(.16)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.07)

Total distributions	(.23)

Net asset value, end of period	$10.11

Total Investment Return(a):	.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,915
Average net assets (000)	$6,747
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.51%
Expenses, excluding distribution and service (12b-1) fees	1.01%
Net investment income	3.13%

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $0.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.45% to 4.47%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.44	$10.50	$10.68	$10.71	$10.23

.33	.34	.40	.47	.48
.02	.22	(.17)	(.03)	.48

.35	.56	.23	.44	.96

(.34)	(.34)	(.39)	(.47)	(.48)
—	—	—	—	— (b)
(.16)	(.28)	(.02)	—	—

(.50)	(.62)	(.41)	(.47)	(.48)

$10.29	$10.44	$10.50	$10.68	$10.71

3.45%	5.46%	2.16%	4.24%	9.64%

$8,070	$12,215	$16,635	$22,996	$25,551
$10,030	$14,296	$19,636	$23,430	$24,655

1.45%	1.38%	1.32%	1.26%	1.23%
.95%	.88%	.82%	.76%	.73%
3.18%	3.23%	3.70%	4.47%	4.64%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	29

Financial Highlights

(Unaudited) Cont’d

Class C
Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29

Income from investment operations
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.04

Less Distributions
Dividends from net investment income	(.15)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.07)

Total distributions	(.22)

Net asset value, end of period	$10.11

Total Investment Return(a):	.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,396
Average net assets (000)	$3,529
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.76%
Expenses, excluding distribution and service (12b-1) fees	1.01%
Net investment income	2.89%

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $0.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.22%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.44	$10.50	$10.68	$10.70	$10.23

.30	.31	.38	.44	.46
.02	.22	(.17)	(.02)	.47

.32	.53	.21	.42	.93

(.31)	(.31)	(.37)	(.44)	(.46)
—	—	—	—	— (b)
(.16)	(.28)	(.02)	—	—

(.47)	(.59)	(.39)	(.44)	(.46)

$10.29	$10.44	$10.50	$10.68	$10.70

3.19%	5.20%	1.91%	3.99%	9.37%

$3,854	$5,051	$5,693	$5,848	$5,857
$4,461	$5,443	$6,045	$5,806	$5,756

1.70%	1.63%	1.57%	1.51%	1.48%
.95%	.88%	.82%	.76%	.73%
2.93%	2.98%	3.44%	4.22%	4.39%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	31

Financial Highlights

(Unaudited) Cont’d

Class Z
Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.08

Less Distributions
Dividends from net investment income	(.19)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.07)

Total distributions	(.26)

Net asset value, end of period	$10.11

Total Investment Return(a):	.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$816
Average net assets (000)	$838
Ratios to average net assets:
Expenses, including distribution fees	1.01%
Expenses, excluding distribution fees	1.01%
Net investment income	3.64%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b)	Less than $0.005 per share.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.93% to 4.96%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.44	$10.50	$10.68	$10.70	$10.22

.38	.39	.46	.52	.53
.02	.22	(.17)	(.02)	.48

.40	.61	.29	.50	1.01

(.39)	(.39)	(.45)	(.52)	(.53)
—	—	—	—	— (b)
(.16)	(.28)	(.02)	—	—

(.55)	(.67)	(.47)	(.52)	(.53)

$10.29	$10.44	$10.50	$10.68	$10.70

3.97%	5.99%	2.68%	4.85%	10.18%

$924	$1,197	$1,297	$1,289	$788
$1,029	$1,203	$1,567	$1,012	$579

.95%	.88%	.82%	.76%	.73%
.95%	.88%	.82%	.76%	.73%
3.68%	3.74%	4.14%	4.96%	5.13%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Florida Series	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Acting Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/Florida Series, PO Box 13964, Philadelphia,
PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Florida Series
Share Class	A	B	C	Z
NASDAQ	PFLAX	PFABX	PFLCX	PFLZX
CUSIP	262468101	262468200	262468309	262468408

MF148E2    IFS-A117941    Ed. 04/2006

Dryden Municipal Series Fund/
New York Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the New York Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/New York Series

Dryden Municipal Series Fund/New York Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/New York Series (the Series) is to maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.60%	2.71%	23.74%	61.62%	162.05%
Class B	0.47	2.45	22.21	56.97	305.27
Class C	0.34	2.20	20.71	53.12	72.16
Class Z	0.81	3.05	25.39	N/A	59.79
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper New York (NY) Muni Debt Funds Avg.[4]	0.85	3.52	26.32	62.93	****

Average Annual Total Returns[1] as of 3/31/06
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–1.17%	3.15%	4.61%	5.81%
Class B	–2.20	3.59	4.73	6.67
Class C	1.46	3.50	4.47	4.69
Class Z	3.29	4.29	N/A	5.07
Lehman Brothers Municipal Bond Index[3]	3.81	5.18	5.87	***
Lipper New York (NY) Muni Debt Funds Avg.[4]	3.53	4.44	5.09	****

Distributions and Yields[1] as of 2/28/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.37	2.84%	4.55%	4.69%
Class B	$0.36	2.71	4.34	4.48
Class C	$0.35	2.46	3.94	4.06
Class Z	$0.39	3.20	5.13	5.29

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/13/84; Class C, 8/1/94; and Class Z, 12/6/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper NY Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper NY Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in New York.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 189.45% for Class A, 431.40% for Class B, 101.41% for Class C, and 67.77% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.75% for Class A, 8.01% for Class B, 6.12% for Class C, and 5.62% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 166.00% for Class A, 372.64% for Class B, 85.55% for Class C, and 56.26% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.17% for Class A, 7.41% for Class B, 5.36% for Class C, and 4.81% for Class Z.

Dryden Municipal Series Fund/New York Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., 1/01/08, Zero Coupon	4.5%
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B, 11/15/19, 5.50%	3.5
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev. Ser. C, 12/01/13, 5.50%	3.4
Metro Trans. Auth., New York Svc. Contract, Ser. B, M.B.I.A., F.S.A., 7/01/23, 5.50%	3.3
New York St. Environ. Facs. Corp., Ser. B, 10/15/23, 5.50%	2.7

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	40.5%
Aa	25.0
A	24.9
Baa	4.0
Ba	2.0
NR	2.8
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Municipal Series Fund/New York Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ New York Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,006.00	0.98%	$4.87
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class B	Actual	$1,000.00	$1,004.70	1.23%	$6.11
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class C	Actual	$1,000.00	$1,003.40	1.48%	$7.35
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class Z	Actual	$1,000.00	$1,008.10	0.73%	$3.63
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

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This Page Intentionally Left Blank

Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%

Municipal Bonds
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$500	$546,930
City of Buffalo, Sch., G.O., Ser. E, F.S.A.(d)(h)	Aaa	6.00	12/01/09	1,100	1,207,404
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500	3,770,970
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000	3,245,730
Erie Cnty. Tobacco Asset Securitization Corp., Rev., Asset Bkd., Ser. A	BBB(b)	5.00	6/01/45	1,000	973,110
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,984,030
Metro. Trans. Auth., Rev. Svc. Contract, C.A.B.S., Ser. 7, M.B.I.A., E.T.M.(d)	Aaa	Zero	7/01/08	4,500	4,159,350
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,291,060
Svc. Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,462,950
Trans., Ser. F	A2	5.00	11/15/30	3,000	3,131,430
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Refdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,048,260
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,609,485
New York City Mun. Wtr. Fin. Auth., Rev., Ser. F	Aa2	5.00	6/15/29	1,500	1,549,170
Wtr. & Swr. Sys. Rev., Ser. B	Aa2	5.00	6/15/36	3,000	3,162,840
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,084,741
New York City Trans. Fin. Auth. Future Tax Sec., Ser. A	Aa1	5.50	11/01/26	2,650	2,882,273
Ser. B	Aa1	5.50	2/01/17	1,920	2,088,461
Ser. B	Aa1	5.25	8/01/20	4,000	4,341,080
Ser. B	Aa1	5.25	2/01/29	2,500	2,669,000
New York City, G.O., Ser. A(d)	A1	6.00	5/15/10	100	110,719
Ser. A	A1	6.00	5/15/30	10	10,921
Ser. G	A1	5.00	12/01/20	1,500	1,588,215
Ser. I(d)	Aaa	6.10	4/15/07	85	88,375
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,177,360

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	A1	6.00%	7/01/14	$3,000	$3,345,900
City Univ. Sys. Cons., Ser. D, E.T.M.(d)	A1	7.00	7/01/09	1,020	1,080,935
Lease Rev., Ser. B	A1	5.25	5/15/12	3,000	3,248,280
Mental Hlth. Svcs. Facs Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,399,840
Mt. Sinai NYU Hlth.	Ba1	5.50	7/01/26	500	508,295
Mt. Sinai NYU Hlth., Ser. C	Ba1	5.50	7/01/26	2,750	2,795,623
Ref. Sec’d. Hosp. Catskill F.G.I.C.	Aaa	5.25	2/15/17	1,000	1,094,870
Ser. B	A1	5.25	5/15/12	3,000	3,221,400
St. Personal Income—Tax Ed., Ser. A(d)	Aa3	5.375	3/15/13	2,000	2,213,160
St. Personal Income—Tax Rev., Ser. F	Aaa	5.00	3/15/23	2,000	2,134,880
New York St. Engy. Res. & Dev. Auth. Rev.,
Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C.(h)	Aaa	4.70	2/01/24	2,000	2,021,920
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	Aaa	5.50	10/15/23	3,750	4,430,250
Pooled Fin., Wtr. Proj.	Aaa	5.00	6/15/34	2,000	2,104,560
Poll. Ctrl., Ser. E	Aaa	6.50	6/15/14	35	35,091
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,238,110
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(d)	Aaa	8.00	5/01/11	3,600	4,090,536
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S., Ser. C	Aa3	Zero	4/01/14	5,882	4,313,447
Ser. E	Aa3	6.00	4/01/14	3,000	3,454,800
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev., Ser. C	A+(b)	5.50	12/01/13	5,070	5,579,180
New York St. Pwr. Auth. Rev., Ser. A	Aa2	5.25	11/15/16	3,000	3,265,470
Ser. A	Aa2	5.00	11/15/19	2,500	2,674,800
Ser. A, F.G.I.C.	Aaa	5.00	11/15/20	2,000	2,157,880
New York St. Thrwy. Auth., Hwy. & Bridge Trust Fd. Rev., Gen. Second, Ser. B, A.M.B.A.C.	Aaa	5.00	4/01/21	2,000	2,153,000
St. Personal Income Tax Rev., Trans., Ser. A(d)	Aa3	5.50	3/15/12	1,000	1,104,240
Svc. Contract Rev., Local Hwy. & Bridge	A1	5.50	4/01/15	3,000	3,262,170

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa	Zero%	1/01/08	$8,000	$7,504,800
Port Auth. New York & New Jersey Cons. Rev., One Hundred Thirty Fifth	A1	5.00	3/15/39	3,000	3,143,820
Puerto Rico Comnwlth., Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00	7/01/26	4,000	4,251,960
Puerto Rico Comnwlth., G.O., Pub. Impvt. Rfdg., M.B.I.A.	Baa2	7.00	7/01/10	1,250	1,424,725
R.I.T.E.S., P.A. 625, A.M.B.A.C., T.C.R.S.(e)	NR	11.38	7/01/10	3,250	4,158,570
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. RR, X.L.C.A	Aaa	5.00	7/01/25	1,000	1,065,210
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E(d)	Aaa	5.70	2/01/10	2,000	2,159,760
Tobacco Settlement Fin. Corp. Rev., Ser. C-1	A1	5.50	6/01/14	1,000	1,055,340
Ser. C-1	A1	5.50	6/01/15	2,000	2,137,260
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B	Aa2	5.00	11/15/32	3,000	3,119,370
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,802,700
Virgin Islands Pub. Fin. Auth. Rev. Gross Rcpts. Taxes, Ser. A	BBB(b)	6.50	10/01/24	1,000	1,110,300
Westchester Tobacco Asset Securization Corp. Rev.	BBB(b)	5.125	6/01/38	1,000	997,570

Total long-term investments (cost $151,761,847)					$159,043,886

SHORT-TERM INVESTMENTS 2.9%

Municipal Bonds
New York City Hsg. Dev. Corp. Mtg. Rev. E17 St. Proj., F.R.D.D.(f)	A-1+(b)	2.99	3/01/06	1,150	1,150,000
New York City Mun. Fin.Auth., Wtr. & Swr. Sys Rev., F.R.D.D.(f)	VMIG1	2.94	3/01/06	700	700,000
New York St. Local Govt. Assistance Corp. Rev., A.M.B.A.C., F.R.D.D.(f)	A-1+(b)	3.02	3/01/06	2,200	2,200,000

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	11

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Port Auth. New York & New Jersey Versatile Structure Oblig. Rev. Ser. 6, A.M.T., F.R.D.D.(f)	VMIG1	2.99%	3/01/06	$700	$700,000

Total short-term investments (cost $4,750,000)					4,750,000

Total Investments 99.2% (cost $156,511,847; Note 5)					163,793,886
Other assets in excess of liabilities (g) 0.8%					1,394,162

Net Assets 100%					$165,188,048

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note.

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

T.C.R.S.—Transferable Custodial Receipts.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.
(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e)	Indicates a security that has been deemed illiquid.
(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on open financial futures contracts and interest rate swap agreements as follows:

See Notes to Financial Statements.

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Open future contracts outstanding at February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at February 28, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
3	Long Positions: U.S. Treasury 2 yr. Note	Jun 2006	$613,125	$612,381	$744

42	Short Positions: U.S. Treasury 30 Yr. Note	Jun 2006	4,749,938	4,745,042	(4,896)
39	U.S. Treasury 10 Yr. Note	Jun 2006	4,208,344	4,195,301	(13,043)
13	U.S. Treasury 5 Yr. Note	Jun 2006	1,367,438	1,368,369	931

					(17,008)

					$(16,264)

Interest rate swap agreement outstanding at February 28, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(i)	3/17/21	$1,000,000	3.865%	BMA Municipal Swap Index	($7,481)

(h)	Partial principal amount pledged as collateral for financial futures contracts.
(i)	Portfolio pays the floating rate and receives the fixed rate.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2006 were as follows:

Transportation	23.5%
Special Tax/Assessment District	17.2
Lease-Backed Certificate of Participation	14.5
Education	10.1
Power	5.5
General Obligation	5.2
Water & Sewer	4.8
Pooled Financing	4.7
Healthcare	4.2
Short-Term Investments	2.9
Corporate-Backed IDB & PCR	2.3
Tobacco Appropriated	1.9
Solid Waste/Resource Recovery	1.2
Tobacco	1.2

Total Investments	99.2
Other assets in excess of liabilities	0.8

Total	100%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	13

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Unaffiliated investments, at value (cost $156,511,847)	$163,793,886
Cash	25,100
Interest receivable	1,713,407
Receivable for Series shares sold	48,081
Prepaid expenses	6,662

Total assets	165,587,136

Liabilities
Accrued expenses	120,077
Payable for Series shares reacquired	82,316
Management fee payable	63,234
Distribution fee payable	34,755
Due to broker—variation margin	32,760
Dividends payable	32,659
Transfer agent fee payable	14,816
Deferred trustees’ fees	10,990
Unrealized depreciation on interest rate swaps	7,481

Total liabilities	399,088

Net Assets	$165,188,048

Net assets were comprised of:
Shares of beneficial interest, at par	$145,500
Paid-in capital in excess of par	157,060,829

157,206,329
Overdistributed net investment income	(22,122)
Accumulated net realized gain on investments	745,547
Net unrealized appreciation on investments	7,258,294

Net assets, February 28, 2006	$165,188,048

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($146,574,842 ÷ 12,912,077 shares of beneficial interest issued and outstanding)	$11.35
Maximum sales charge (4% of offering price)	.47

Maximum offering price to public	$11.82

Class B
Net asset value, offering price and redemption price per share ($13,951,472 ÷ 1,227,852 shares of beneficial interest issued and outstanding)	$11.36

Class C
Net asset value, offering price and redemption price per share ($2,393,655 ÷ 210,670 shares of beneficial interest issued and outstanding)	$11.36

Class Z
Net asset value, offering price and redemption price per share ($2,268,079 ÷ 199,379 shares of beneficial interest issued and outstanding)	$11.38

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	15

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$3,959,197

Expenses
Management fee	417,653
Distribution fee—Class A	184,285
Distribution fee—Class B	36,895
Distribution fee—Class C	9,077
Custodian’s fees and expenses	56,000
Transfer agent’s fee and expenses (including affiliated expenses of $32,176)	43,000
Reports to shareholders	34,000
Registration fees	25,000
Audit fee	12,000
Legal fees and expenses	12,000
Trustees’ fees	7,000
Miscellaneous	5,000

Total expenses	841,910
Less: Custody Fee Credit (Note 1)	(1,830)

Net expenses	840,080

Net investment income	3,119,117

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	698,954
Financial futures transactions	206,686

905,640

Net change in unrealized appreciation (depreciation) on:
Investments	(3,234,398)
Financial futures contracts	102,121
Interest rate swap	(21,119)

(3,153,396)

Net loss on investments	(2,247,756)

Net Increase In Net Assets Resulting From Operations	$871,361

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,119,117	$6,814,542
Net realized gain on investments	905,640	2,106,637
Net change in unrealized appreciation/(depreciation) on investments	(3,153,396)	(2,465,749)

Net increase in net assets resulting from operations	871,361	6,455,430

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,729,450)	(5,877,055)
Class B	(254,503)	(696,095)
Class C	(38,756)	(84,094)
Class Z	(48,434)	(143,294)

	(3,071,143)	(6,800,538)

Distributions from net realized gains
Class A	(2,089,986)	(1,179,859)
Class B	(211,129)	(158,499)
Class C	(34,273)	(20,140)
Class Z	(35,389)	(27,875)

	(2,370,777)	(1,386,373)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,072,392	4,667,594
Net asset value of shares issued in reinvestment of dividends and distributions	3,534,980	4,963,823
Cost of shares reacquired	(10,853,741)	(23,021,269)

Net decrease in net assets from Series share transactions	(6,246,369)	(13,389,852)

Total decrease	(10,816,928)	(15,121,333)

Net Assets
Beginning of period	176,004,976	191,126,309

End of period	$165,188,048	$176,004,976

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of four series. These financial statements relate only to New York Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market marker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at

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the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Dryden Municipal Series Fund/New York Series	19

Notes to Financial Statements

(Unaudited) Cont’d

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Series, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Series may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Series enters into interest rate swap agreements to manage its

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exposure to interest rates. Interest rate swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Series’ cost basis in the swap and the proceeds of the closing transaction, including any fees.

The Series is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, financial futures contracts and interest rate swap contracts may involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortize premiums and accrete discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily

Dryden Municipal Series Fund/New York Series	21

Notes to Financial Statements

(Unaudited) Cont’d

to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares dividends from net investment income daily and pays such dividends monthly. Distributions of net capital gains, if any, are made annually.Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.(“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

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The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets up to $1 billion and .45 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% for the Class A and Class C shares, respectively.

PIMS has advised the Series that it has received approximately $12,000 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2006. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2006, it received approximately $15,700 and $100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve

Dryden Municipal Series Fund/New York Series	23

Notes to Financial Statements

(Unaudited) Cont’d

as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2006, the Series incurred approximately $11,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and written options, for the six months ended February 28, 2006, were $35,978,656 and $46,011,203 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$156,422,481	$7,476,436	$105,031	$7,371,405

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization for book and tax purposes.

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Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Month ended February 28, 2006:
Shares sold	78,247	$890,878
Shares issued in reinvestment of dividends and distributions	273,423	3,096,851
Shares reacquired	(742,063)	(8,455,738)

Net increase (decrease) in shares outstanding before conversion	(390,393)	(4,468,009)
Shares issued upon conversion from Class B	180,794	2,081,655

Net increase (decrease) in shares outstanding	(209,599)	$(2,386,354)

Year ended August 31,2005:
Shares sold	255,276	$2,972,633
Shares issued in reinvestment of dividends and distributions	362,276	4,226,911
Shares reacquired	(1,539,240)	(17,944,854)

Net increase (decrease) in shares outstanding before conversion	(921,688)	(10,745,310)
Shares issued upon conversion from Class B	265,793	3,099,890

Net increase (decrease) in shares outstanding	(655,895)	$(7,645,420)

Dryden Municipal Series Fund/New York Series	25

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six Month ended February 28, 2006:
Shares sold	7,905	$89,929
Shares issued in reinvestment of dividends and distributions	25,518	289,326
Shares reacquired	(134,930)	(1,544,857)

Net increase (decrease) in shares outstanding before conversion	(101,507)	(1,165,602)
Shares reacquired upon conversion into Class A	(180,637)	(2,081,655)

Net increase (decrease) in shares outstanding	(282,144)	$(3,247,257)

Year ended August 31,2005:
Shares sold	56,819	$665,533
Shares issued in reinvestment of dividends and distributions	43,012	502,372
Shares reacquired	(232,904)	(2,714,057)

Net increase (decrease) in shares outstanding before conversion	(133,073)	(1,546,152)
Shares reacquired upon conversion into Class A	(265,566)	(3,099,890)

Net increase (decrease) in shares outstanding	(398,639)	$(4,646,042)

Class C
Six Month ended February 28, 2006:
Shares sold	3,679	$41,989
Shares issued in reinvestment of dividends and distributions	5,708	64,703
Shares reacquired	(20,677)	(234,987)

Net increase (decrease) in shares outstanding	(11,290)	$(128,295)

Year ended August 31,2005:
Shares sold	32,286	$373,976
Shares issued in reinvestment of dividends and distributions	6,932	80,935
Shares reacquired	(53,647)	(627,811)

Net increase (decrease) in shares outstanding	(14,429)	$(172,900)

Class Z
Six Month ended February 28, 2006:
Shares sold	4,327	$49,596
Shares issued in reinvestment of dividends and distributions	7,402	84,100
Shares reacquired	(54,034)	(618,159)

Net increase (decrease) in shares outstanding	(42,305)	$(484,463)

Year ended August 31,2005:
Shares sold	56,399	$655,452
Shares issued in reinvestment of dividends and distributions	13,154	153,605
Shares reacquired	(148,089)	(1,734,547)

Net increase (decrease) in shares outstanding	(78,536)	$(925,490)

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Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden Municipal Series Fund/New York Series

Financial Highlights

(Unaudited)

	Class A
	Six Month Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.66

Income (loss) from investment operations
Net investment income	.22
Net realized and unrealized gains (loss) on investments	(.16)

Total from investment operations	.06

Less Dividends and Distributions
Dividends from net investment income	(.21)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.37)

Net asset value, end of period	$11.35

Total Return(b):	.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$146,575
Average net assets (000)	$148,651
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (c)	.98	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	3.76	%(d)
For class A, B, C, and Z shares:
Portfolio turnover rate	22	%(e)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.39%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and Service (12b-1) fees to .25 of 1% of the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.77	$11.90	$12.22	$12.24	$11.60

.44	.43	.48	.53	.56
(.02)	.22	(.21)	.03	.64

.42	.65	.27	.56	1.20

(.44)	(.43)	(.47)	(.53)	(.56)
(.09)	(.35)	(.12)	(.05)	—

(.53)	(.78)	(.59)	(.58)	(.56)

$11.66	$11.77	$11.90	$12.22	$12.24

3.60%	5.61%	2.31%	4.76%	10.65%

$152,972	$162,094	$171,573	$182,062	$191,678
$157,073	$167,679	$179,559	$182,312	$189,204

.96%	.93%	.91%	.91%	.89%
.71%	.68%	.66%	.66%	.64%
3.75%	3.68%	3.94%	4.39%	4.77%

15%	45%	39%	23%	27%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Month Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.67

Income (loss) from investment operations
Net investment income	.20
Net realized and unrealized gains (loss) on investments	(.15)

Total from investment operations	.05

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.36)

Net asset value, end of period	$11.36

Total Return(b):	.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,951
Average net assets (000)	$14,881
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.23	%(c)
Expenses, excluding distribution and service (12b-1) fees	.73	%(c)
Net investment income	3.51	%(c)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.13% to 4.15%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.78	$11.91	$12.23	$12.24	$11.61

.41	.40	.45	.50	.53
(.02)	.22	(.21)	.04	.63

.39	.62	.24	.54	1.16

(.41)	(.40)	(.44)	(.50)	(.53)
(.09)	(.35)	(.12)	(.05)	—

(.50)	(.75)	(.56)	(.55)	(.53)

$11.67	$11.78	$11.91	$12.23	$12.24

3.34%	5.35%	2.05%	4.59%	10.28%

$17,620	$22,475	$29,456	$35,863	$38,829
$19,944	$25,463	$33,825	$35,927	$42,212

1.21%	1.18%	1.16%	1.16%	1.14%
.71%	.68%	.66%	.66%	.64%
3.50%	3.43%	3.69%	4.15%	4.53%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Month Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.67

Income (loss) from investment operations
Net investment income	.19
Net realized and unrealized gains (loss) on investments	(.15)

Total from investment operations	.04

Less Dividends and Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.35)

Net asset value, end of period	$11.36

Total Return(b):	.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,394
Average net assets (000)	$2,441
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.48	%(d)
Expenses, excluding distribution and service (12b-1) fees	.73	%(d)
Net investment income	3.26	%(d)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 3.88% to 3.89%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and Service 12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.78	$11.91	$12.23	$12.24	$11.61

.38	.37	.42	.47	.50
(.02)	.22	(.21)	.04	.63

.36	.59	.21	.51	1.13

(.38)	(.37)	(.41)	(.47)	(.50)
(.09)	(.35)	(.12)	(.05)	—

(.47)	(.72)	(.53)	(.52)	(.50)

$11.67	$11.78	$11.91	$12.23	$12.24

3.09%	5.09%	1.80%	4.34%	10.01%

$2,590	$2,784	$3,289	$3,455	$2,766
$2,596	$3,207	$3,503	$2,992	$2,171

1.46%	1.43%	1.41%	1.41%	1.39%
.71%	.68%	.66%	.66%	.64%
3.25%	3.17%	3.45%	3.89%	4.26%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Month Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.68

Income (loss) from investment operations
Net investment income	.23
Net realized and unrealized gains (loss) on investments	(.14)

Total from investment operations	.09

Less Dividends and Distributions
Dividends from net investment income	(.23)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.39)

Net asset value, end of period	$11.38

Total Return(b):	.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,268
Average net assets (000)	$2,475
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.73	%(c)
Expenses, excluding distribution and service (12b-1) fees	.73	%(c)
Net investment income	4.00	%(c)

(a)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005. There was no effect of this change to the ratio net investment income. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended August 31,
2005	2004	2003	2002(a)	2001

$11.79	$11.92	$12.24	$12.25	$11.62

.47	.47	.52	.56	.59
(.02)	.21	(.21)	.04	.63

.45	.68	.31	.60	1.22

(.47)	(.46)	(.51)	(.56)	(.59)
(.09)	(.35)	(.12)	(.05)	—

(.56)	(.81)	(.63)	(.61)	(.59)

$11.68	$11.79	$11.92	$12.24	$12.25

3.86%	5.87%	2.56%	5.10%	10.82%

$2,823	$3,774	$2,595	$2,984	$1,775
$3,592	$3,177	$2,828	$2,385	$1,008

.71%	.68%	.66%	.66%	.64%
.71%	.68%	.66%	.66%	.64%
4.00%	3.93%	4.19%	4.62%	4.98%

See Notes to Financial Statements.

Dryden Municipal Series Fund/New York Series	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/New York Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/New York Series
Share Class	A	B	C	Z
NASDAQ	PMNYX	PBNYX	PCNYX	PNYZX
CUSIP	262468812	262468796	262468788	262468770

MF122E2    IFS-A117921             Ed. 04/2006

Dryden Municipal Series Fund/Pennsylvania Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from the Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Pennsylvania Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Series Fund/Pennsylvania Series

Dryden Municipal Series Fund/Pennsylvania Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden Municipal Series Fund/Pennsylvania Series (the Series) is to maximize current income that is exempt from the Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.59%	2.85%	25.72%	60.27%	155.86%
Class B	0.56	2.59	24.18	55.80	188.59
Class C	0.33	2.23	22.52	51.80	69.71
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper Pennsylvania (PA) Muni Debt Funds Avg.[4]	0.81	3.37	26.63	60.25	****

Average Annual Total Returns[1] as of 3/31/06
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–1.18%	3.48%	4.50%	5.65%
Class B	–2.36	3.91	4.61	5.69
Class C	1.34	3.81	4.35	4.56
Lehman Brothers Municipal Bond Index[3]	3.81	5.18	5.87	***
Lipper Pennsylvania (PA) Muni Debt Funds Avg.[4]	3.40	4.52	4.91	****

Distributions and Yields[1] as of 2/28/06
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.22	2.80%	4.31%	4.44%
Class B	$0.21	2.67	4.11	4.24
Class C	$0.20	2.42	3.73	3.84

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower.

2Inception dates: Class A, 1/22/90; Class B, 4/3/87; and Class C, 8/1/94.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper PA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper PA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in Pennsylvania.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 189.45% for Class A, 248.45% for Class B, and 101.41% for Class C. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.75% for Class A and Class B, and 6.12% for Class C.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 165.68% for Class A, 209.03% for Class B, and 82.07% for Class C. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.17% for Class A, 6.06% for Class B, and 5.21% for Class C.

Dryden Municipal Series Fund/Pennsylvania Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C., 9/01/13, 6.50%	3.8%
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 7/01/17, 5.50%	3.6
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O., 12/01/29, 5.50%	2.6
Montgomery Cnty., G.O., 9/15/16, 5.25%	2.5
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 7/01/20, 5.50%	2.5

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	74.7%
Aa	3.6
A	10.4
Baa	5.6
NR	6.5
Total Investments	100.8
Liabilities in excess of other assets	-0.8
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Municipal Series Fund/Pennsylvania Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Series Fund/ Pennsylvania Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,005.90	1.02%	$5.07
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Class B	Actual	$1,000.00	$1,005.60	1.27%	$6.32
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36

Class C	Actual	$1,000.00	$1,003.30	1.52%	$7.55
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%

Municipal Bonds
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.	Aaa	5.375%	12/01/17	$2,000	$2,177,520
M.B.I.A(b)	Aaa	5.50	12/01/10	2,500	2.715,875
M.B.I.A(b)	Aaa	5.50	12/01/10	2,540	2,759,329
Unrefunded Balance, M.B.I.A.	Aaa	5.50	12/01/30	460	496,561
Allentown, G.O., F.G.I.C.	Aaa	5.00	10/01/22	1,350	1,434,780
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,140,860
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,454,998
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,405,975
Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/01/31	1,000	1,083,240
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,175,645
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(e)	Aaa	5.50	12/01/29	3,000	3,213,420
Central Bucks Sch. Dist., G.O., M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,150,340
M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,150,340
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	1,000	1,051,230
Chartiers Valley Sch. Dist., G.O., Ser. A, F.S.A.	Aaa	5.00	10/15/22	2,570	2,738,515
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-(c)	6.25	4/01/30	1,000	1,053,610
Delaware River Port Auth. PA & NJ Rev., F.G.I.C.	Aaa	5.40	1/01/16	2,750	2,809,400
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,072,660
Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360	2,535,112
Erie Cnty., Indl. Dev. G.O., Ser. B, F.G.I.C.	Aaa	5.00	9/01/23	2,450	2,618,193
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	1,000	1,051,720
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250	1,359,675

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	7

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa	5.50%	2/15/16	$1,035	$1,138,811
Lancaster Cnty. Hosp Auth. Rev., Gen. Hosp. Proj.	A(c)	5.50	3/15/26	1,500	1,579,365
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,000	1,090,030
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,000	1,078,410
Lehigh Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Rfdg. Elec. Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,000	1,021,960
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(c)	6.00	1/01/43	750	802,470
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895	3,121,881
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	2,000	2,139,820
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,422,139
Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520	1,681,971
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610	1,727,208
Pennsylvania Econ. Dev. Fin. Rev., Auth. Res. Recov. Rev. Rfdg. Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	532,960
Rfdg. Sub-Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	500	497,080
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(b)	A2	6.00	5/01/09	2,500	2,684,325
Philadelphia Univ.	Baa2	6.10	6/01/30	90	97,107
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265	2,347,899
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000	1,080,870
Trustees Univ., Ser. C	Aa3	5.00	7/15/21	2,290	2,449,063
Ursinus Coll., Ser. A(b)	NR	5.90	1/01/07	1,925	2,001,923
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	4,000	4,404,160
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750	3,027,860

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania St. Tpke. Comn. Rev., Ser. A, F.S.A.	Aaa	5.25%	7/15/21	$2,045	$2,328,846
Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065	1,120,689
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,512,748
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000	2,184,900
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys. (cost $1,820,479; purchased 8/27/96-7/2/98)(d)(f)	Ca	Zero	7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500	2,672,725
Philadelphia Wtr. & Wste Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,000	2,194,800
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800	1,896,588
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	821,296
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000	4,619,960
Puerto Rico Comnwlth., Pub. Impvt., G.O. Rfdg., M.B.I.A.,	Baa2	7.00	7/01/10	720	820,642
R.I.T.E.S., PA 625, A.M.B.A.C., G.O. (cost $2,330,875; purchased 3/01/00)(f)	NR	11.375(g)	7/01/10	2,015	2,578,313
R.I.T.E.S., PA 642A, M.B.I.A., G.O. (cost ($1,586,670; purchased 3/29/00)(f)	NR	8.89(g)	7/01/10	1,500	1,775,850
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	2,000	2,125,980
Puerto Rico Municipal Finance Agcy G.O.	Baa2	5.25	8/01/25	500	536,875
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB(c)	5.10	4/01/09	1,000	1,021,710
Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.(b)	Aaa	5.50	3/15/12	2,450	2,698,381

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25%	4/01/20	$1,080	$1,170,925
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/01/12	1,035	804,350
Upper Darby Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	5/01/20	1,265	1,358,268
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,072,820
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,647,608
Westmoreland Cnty. Industrial Dev. Auth. Rev., Gtd., Valley Landfill Proj., A.M.T.	BBB(c)	5.10	5/01/09	1,000	1,028,320
York County, G.O. M.B.I.A.	Aaa	5.00	6/01/26	1,007	1,062,620
G.O. M.B.I.A.	Aaa	5.00	6/01/29	1,190	1,261,590

Total long-term investments (cost $115,622,882)					118,893,132

SHORT-TERM INVESTMENTS 4.0%

Municipal Bonds
Delaware River Port Auth. PA & NJ Rev., F.S.A., Mun. Secs. Tr. Rcpts. Ser. SGA 89, F.R.D.D.(h)	A-1+(c)	3.05	3/01/06	100	100,000
Penn St. G.O., Municipal Secs. Trust Ctfs., 144A, F.R.D.D.(h)	NR	3.02	3/01/06	1,100	1,100,000
Philadelphia Hosps. & Higher Ed. Var., Children’s Hosp., Ser. H, M.B.I.A., F.R.D.D.(h)	VMIG1	2.99	3/01/06	1,800	1,800,000
Ser. A, F.R.D.D.(h)	VMIG1	2.99	3/01/06	1,300	1,300,000
South Fork Municipal Auth. Rev., M.B.I.A., F.R.D.D.(h)	A-1(c)	2.94	3/01/06	650	650,000

Total short-term investments (cost $4,950,000)					4,950,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Total Investments 100.8% (cost $120,572,882; Note 5)					$123,843,132
Liabilities in excess of other assets(i) (0.8)%					(982,111)

Net Assets 100%					$122,861,021

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Issuer in default on interest payments. Non-income producing security.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates an illiquid security restricted as to resale.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate in effect at February 28, 2006.
(h)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial on financial futures contracts as follows:

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	11

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Open futures contracts as of February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at February 28, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
3	U.S. Treasury Bonds	Mar. 2006	$339,281	$334,251	$5,030
13	U.S. Treasury Bonds	June 2006	1,470,219	1,463,892	6,327

					11,357

	Short Positions:
43	U.S. Treasury 10 Yr. Notes	June 2006	4,605,031	4,625,590	$20,559
12	U.S. Treasury 5 Yr. Notes	June 2006	1,262,250	1,262,995	745
2	U.S. Treasury 2 Yr. Notes	June 2006	408,156	408,750	594

					21,898

					$33,255

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2006 were as follows:

General Obligation	36.6%
Education	13.8
Water & Sewer	13.8
Transportation	11.1
Healthcare	7.9
Pooled Financing	6.0
Corporate Backed IDB & PCR	4.3
Short-Term Investments	4.0
Other	0.9
Special Tax/Assessment District	0.9
Solid Waste/Resource Recovery	0.8
Housing	0.7

Total Investments	100.8
Liabilities in excess of other assets	(0.8)

Total	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden Municipal Series Fund

Pennsylvania Series

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Investments, at value (cost $120,572,882)	$123,843,132
Cash	12,872
Interest receivable	1,661,193
Receivable for Series shares sold	27,496
Prepaid expenses	6,233

Total assets	125,550,926

Liabilities
Payable for investments purchased	2,122,660
Payable for Series shares reacquired	330,648
Accrued expenses	113,699
Management fee payable	47,265
Distribution fee payable	28,049
Dividends payable	22,655
Due to broker—variation margin	8,145
Deferred trustees’ fees	7,920
Transfer agent fee payable	8,864

Total liabilities	2,689,905

Net Assets	$122,861,021

Net assets were comprised of:
Shares of beneficial interest, at par	$122,026
Paid-in capital in excess of par	118,911,363

119,033,389
Undistributed net investment income	146,662
Accumulated net realized gain on investments	413,424
Net unrealized appreciation on investments	3,267,546

Net assets, February 28, 2006	$122,861,021

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($101,311,543 ÷ 10,061,663 shares of beneficial interest issued and outstanding)	$10.07
Maximum sales charge (4% of offering price)	0.42

Maximum offering price to public	$10.49

Class B
Net asset value, offering price and redemption price per share ($20,243,565 ÷ 2,011,183 shares of beneficial interest issued and outstanding)	$10.07

Class C
Net asset value, offering price and redemption price per share ($1,305,913 ÷ 129,752 shares of beneficial interest issued and outstanding)	$10.06

Dryden Municipal Series Fund/Pennsylvania Series	15

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$2,949,890

Expenses
Management fee	314,600
Distribution fee—Class A	128,589
Distribution fee—Class B	54,023
Distribution fee—Class C	5,098
Custodian’s fees and expenses	45,000
Transfer agent’s fees and expenses (including affiliated expense of $29,156)	35,000
Reports to shareholders	30,000
Registration fees	22,000
Audit fee	12,000
Legal fees and expenses	12,000
Trustees’ fees	6,000
Miscellaneous	7,103

Total expenses	671,413
Less: Custodian fee credit (Note 1)	(562)

Net expenses	670,851

Net investment income	2,279,039

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	531,167
Financial futures transactions	13,792

544,959

Net change in unrealized appreciation (depreciation) on:
Investments	(2,334,495)
Financial futures contracts	105,839

(2,228,656)

Net loss on investments	(1,683,697)

Net Increase In Net Assets Resulting From Operations	$595,342

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,279,039	$4,886,125
Net realized gain on investments	544,959	6,600
Net change in unrealized appreciation (depreciation) on investments	(2,228,656)	697,557

Net increase in net assets resulting from operations	595,342	5,590,282

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,857,422)	(3,935,694)
Class B	(362,884)	(950,827)
Class C	(21,132)	(47,127)

	(2,241,438)	(4,933,648)

Distributions from net realized gains
Class A	(450,351)	(348,163)
Class B	(94,450)	(96,332)
Class C	(5,769)	(4,920)

	(550,570)	(449,415)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	998,055	4,208,018
Net asset value of shares issued in reinvestment of dividends and distributions	1,785,997	3,191,558
Cost of shares reacquired	(11,793,575)	(19,808,554)

Decrease in net assets from Series share transactions	(9,009,523)	(12,408,978)

Total decrease	(11,206,189)	(12,201,759)

Net Assets
Beginning of period	134,067,210	146,268,969

End of period(a)	$122,861,021	$134,067,210

(a) Includes undistributed net investment income of:	$146,662	$109,061

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	17

Notes to Financial Statements

(Unaudited)

Dryden Municipal Series Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of four series. These financial statements relate only to Pennsylvania Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each Series are invested in separate, independently managed portfolios. The Series commenced investment operations on April 3, 1987. The Series’ investment objective is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital. This means the Series invests at least 80% of the Series’ investments in Pennsylvania state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuer (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is tax exempt from those taxes. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or

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board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

Dryden Municipal Series Fund/Pennsylvania Series	19

Notes to Financial Statements

(Unaudited) Cont’d

loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Future contracts involve elements of both market and credit risk in excess of the amount reflected on the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond.

Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the

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requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial Statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of ..50 of 1% of the average daily net assets up to and including $1 billion and .45 of 1% of such average daily net assets in excess of $1 billion of the Series. The effective management fee was .50 of 1% for the six months ended February 28, 2006.

Dryden Municipal Series Fund/Pennsylvania Series	21

Notes to Financial Statements

(Unaudited) Cont’d

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series. The Series compensated PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, .50 of 1% and up to 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A shares and Class C shares, respectively.

PIMS has advised the Series that it received approximately $11,600 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2006, they received approximately $52,500 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date

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of the renewed SCA is October 27, 2006. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. During the six months ended February 28, 2006, the Series incurred approximately $4,600 in total networking fees . These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2006 were $7,463,744 and $18,032,181, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$120,534,831	$5,146,652	$1,838,351	$3,308,301

The difference between book basis and tax basis is attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, and Class C. Class A shares are sold with an initial sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to

Dryden Municipal Series Fund/Pennsylvania Series	23

Notes to Financial Statements

(Unaudited) Cont’d

a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 28, 2006 and for the fiscal year ended August 31, 2005 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2006:
Shares sold	48,660	$490,865
Shares issued in reinvestment of dividends and distributions	147,139	1,479,361
Shares reacquired	(774,310)	(7,798,488)

Net increase (decrease) in shares outstanding before conversion	(578,511)	(5,828,262)
Shares issued upon conversion from Class B	172,076	1,740,822

Net increase (decrease) in shares outstanding	(406,435)	$(4,087,440)

Year ended August 31,2005:
Shares sold	277,249	$2,829,005
Shares issued in reinvestment of dividends and distributions	250,019	2,554,440
Shares reacquired	(1,535,697)	(15,687,243)

Net increase (decrease) in shares outstanding before conversion	(1,008,429)	(10,303,798)
Shares issued upon conversion from Class B	404,130	4,127,863

Net increase (decrease) in shares outstanding	(604,299)	$(6,175,935)

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Class B	Shares	Amount
Six months ended February 28, 2006:
Shares sold	48,876	$491,347
Shares issued in reinvestment of dividends and distributions	28,280	284,191
Shares reacquired	(373,355)	(3,766,656)

Net increase (decrease) in shares outstanding before conversion	(296,199)	(2,991,118)
Shares reacquired upon conversion into Class A	(172,246)	(1,740,822)

Net increase (decrease) in shares outstanding	(468,445)	$(4,731,940)

Year ended August 31,2005:
Shares sold	116,507	$1,190,935
Shares issued in reinvestment of dividends and distributions	58,189	594,445
Shares reacquired	(380,811)	(3,882,792)

Net increase (decrease) in shares outstanding before conversion	(206,115)	(2,097,412)
Shares reacquired upon conversion into Class A	(404,223)	(4,127,863)

Net increase (decrease) in shares outstanding	(610,338)	$(6,225,275)

Class C
Six months ended February 28, 2006:
Shares sold	1,573	$15,843
Shares issued in reinvestment of dividends and distributions	2,233	22,445
Shares reacquired	(22,696)	(228,431)

Net increase (decrease) in shares outstanding	(18,890)	$(190,143)

Year ended August 31,2005:
Shares sold	18,416	$188,078
Shares issued in reinvestment of dividends and distributions	4,178	42,673
Shares reacquired	(23,378)	(238,519)

Net increase (decrease) in shares outstanding	(784)	$(7,768)

Dryden Municipal Series Fund/Pennsylvania Series	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.24

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investments	(.14)

Total from investment operations	.05

Less Distributions:
Dividends from net investment income	(.18)
Distributions from net realized gains	(.04)

Total distributions	(0.22)

Net asset value, end of period	$10.07

Total Return(a):	.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$101,312
Average net assets (000)	$103,724
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income	3.67	%(e)
For class A, B and C shares:
Portfolio turnover rate	6	%(f)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.70% to 4.73%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended August 31,
2005	2004	2003	2002(d)	2001

$10.22	$10.36	$10.54	$10.52	$10.05

.37	.37	.43	.49	.51
.05	.26	(.16)	.02	.47

.42	.63	.27	.51	.98

(.37)	(.38)	(.43)	(.49)	(.51)
(.03)	(.39)	(.02)	—	— (b)

(0.40)	(0.77)	(0.45)	(.49)	(0.51)

$10.24	$10.22	$10.36	$10.54	$10.52

4.18%	6.23%	2.57%	5.03%	10.07%

$107,169	$113,170	$121,771	$126,410	$123,254
$109,473	$118,384	$125,733	$123,971	$116,925

1.01%	.99%	.97%	.96%	.93%
.76%	.74%	.72%	.71%	.68%
3.56%	3.57%	4.08%	4.73%	4.97%

14%	32%	45%	31%	35%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.23

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investments	(.13)

Total from investment operations	.05

Less Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	(.04)

Total distributions	(0.21)

Net asset value, end of period	$10.07

Total Return(a):	.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,244
Average net assets (000)	$21,788
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income	3.42	%(e)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Less than $.005 per share.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.46% to 4.49%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2005	2004	2003	2002(d)	2001

$10.22	$10.35	$10.53	$10.52	$10.05

.34	.34	.40	.46	.48
.04	.27	(.16)	.01	.47

.38	.61	.24	.47	.95

(.34)	(.35)	(.40)	(.46)	(.48)
(.03)	(.39)	(.02)	—	— (b)

(0.37)	(0.74)	(0.42)	(.46)	(0.48)

$10.23	$10.22	$10.35	$10.53	$10.52

3.82%	6.07%	2.32%	4.68%	9.79%

$25,377	$31,572	$36,607	$40,653	$41,638
$28,402	$34,324	$39,012	$39,674	$44,507

1.26%	1.24%	1.22%	1.21%	1.18%
.76%	.74%	.72%	.71%	.68%
3.31%	3.32%	3.84%	4.49%	4.74%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.23

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investments	(.13)

Total from investment operations	.03

Less Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	(.04)

Total distributions	(0.20)

Net asset value, end of period	$10.06

Total Return(a):	.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,306
Average net assets (000)	$1,371
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.52	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income	3.17	%(e)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Less than $.005 per share.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $0.005 and increase the ratio of net investment income from 4.20% to 4.23%. Per shares amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2005	2004	2003	2002(d)	2001

$10.22	$10.35	$10.54	$10.52	$10.05

.32	.31	.38	.44	.46
.04	.28	(.17)	.02	.47

.36	.59	.21	.46	.93

(.32)	(.33)	(.38)	(.44)	(.46)
(.03)	(.39)	(.02)	—	— (b)

(0.35)	(0.72)	(0.40)	(.44)	(0.46)

$10.23	$10.22	$10.35	$10.54	$10.52

3.56%	5.81%	2.06%	4.42%	9.52%

$1,521	$1,527	$1,105	$963	$664
$1,524	$1,248	$1,119	$885	$493

1.51%	1.49%	1.47%	1.46%	1.43%
.76%	.74%	.72%	.71%	.68%
3.06%	3.06%	3.58%	4.23%	4.47%

See Notes to Financial Statements.

Dryden Municipal Series Fund/Pennsylvania Series	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Series Fund/Pennsylvania Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Series Fund/Pennsylvania Series
Share Class	A	B	C
NASDAQ	PMPAX	PBPAX	PPNCX
CUSIP	262468762	262468754	262468747

MF132E2    IFS-A117922    Ed. 04/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 28, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.